INVENTORIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Inventories [Line Items]
Impairment of inventories	$ 7,613
Depletion and amortization [Member]
Inventories [Line Items]
Impairment of inventories	$ 1,695